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                  [Letterhead of Sutherland Asbill & Brennan]


                                  May 5, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

            RE:  WRL SERIES LIFE CORPORATE ACCOUNT
                 RULE 497(j) FILING (FILE NO. 333-57681)

Commissioners:

       On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent post-effective amendment filed with the Securities and Exchange Commission on April 30, 1999.

       Please contact the undersigned at 202-383-0261 if you have any questions about this filing.


                                        Sincerely,


                                        /s/ Lloyd F. Bernard
                                        Lloyd F. Bernard